Earnings (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended
	Jan. 23, 2013	Mar. 31, 2013
Numerator:
Net loss	$ (20.2)	$ (2.8)
Net loss allocated to participating share-based awards		1.8
Net loss applicable to common shareholders, Basic		(1.0)
Net loss applicable to common shareholders, Diluted		$ (1.0)
Denominator:
Weighted average common outstanding - basic		20.9
Time-based restricted stock			[1]
Convertible securities			[1]
Weighted average shares outstanding- Diluted		20.9
EPS:
Net loss per share- Basic		$ (0.05)
Effect of dilutive shares
Net loss per share- Diluted		$ (0.05)

[1]	We have excluded 0.2 million of restricted stock and 42.6 million of Operating Partnership units, convertible securities, from our diluted earnings per share as of March 31, 2013. These amounts were deemed anti-dilutive.